SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

The Company has three reportable segments: securities related services, asset management services and money lending services. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The CODM of the Company is the Chief Executive Officer. The securities related services segment generated commission by offering securities dealing and brokerage services, securities underwriting and placing services and other financing services. The asset management services segment generated asset management fee by providing asset management services and investment advisory services. Money lending services generated interest income by lending money to corporation and individuals. All assets of the Company are located in Hong Kong and all revenues are generated in Hong Kong.

Key financial performance measures of the segments are as follows:

Year ended December 31, 2023

	Securities related services segment	Asset management services segment	Corporate	Total
	HKD’000	HKD’000	HKD’000	HKD’000

Revenues:
Revenues – excluding interest income	12,011	3,947	-	15,958
Revenues – interest income	5,981	-	-	5,981
Total revenues	17,992	3,947	-	21,939

Expenses:
Compensation and benefits	-	-	(7,550)	(7,550)
Commission expense	(42)	(1,995)	-	(2,037)
Advertising and marketing	-	-	(2,254)	(2,254)
Lease expense	-	-	(1,261)	(1,261)
Legal and professional fee	(1,703)	(413)	(240)	(2,356)
Provision for allowance of expected credit losses on loans to customers	(10,944)	-	-	(10,944)
Other general and administrative	(2,439)	(291)	(86)	(2,816)
Total expenses	(15,128)	(2,699)	(11,391)	(29,218)

Other income – interest income	164	4	-	168
Other income	39	-	-	39
Total other income	203	4	-	207

Income (loss) before income taxes	3,067	1,252	(11,391)	(7,072)

Total assets	92,313	8,604	5,727	106,644
Total liabilities	(41,654)	(1,993)	(2,255)	(45,902)

Net assets	50,659	6,611	3,472	60,742

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Year ended December 31, 2024

	Securities related services segment	Asset management services segment	Corporate	Total	Total
	HKD’000	HKD’000	HKD’000	HKD’000	US$’000
Revenues:
Revenues – excluding interest income	2,494	4,195	-	6,689	861
Revenues – interest income	3,059	-	-	3,059	394
Total revenues	5,553	4,195	-	9,748	1,255

Expenses:
Compensation and benefits	-	-	(8,633)	(8,633)	(1,111)
Commission expense	(36)	(2,502)	-	(2,538)	(327)
Advertising and marketing	-	-	(608)	(608)	(78)
Lease expense	-	-	(1,250)	(1,250)	(161)
Legal and professional fee	(1,610)	(152)	(315)	(2,077)	(267)
Reversal of (provision for) allowance of expected credit losses on loans to customers	1,427	(24)	-	1,403	181
Other general and administrative	(2,938)	(282)	(57)	(3,277)	(422)
Total expenses	(3,157)	(2,960)	(10,863)	(16,980)	(2,185)

Other income – interest income	475	18	-	493	63
Other income	103	-	-	103	13
Total other income	578	18	-	596	76

Income (loss) before income taxes	2,974	1,253	(10,863)	(6,636)	(854)

Total assets	54,106	8,308	9,315	71,729	9,232
Total liabilities	(12,259)	(2,125)	(2,126)	(16,510)	(2,124)

Net assets	41,847	6,183	7,189	55,219	7,108

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Year ended December 31, 2025

	Securities related services segment	Asset management services segment	Money lending segment	Corporate	Total	Total
	HKD’000	HKD’000	HKD’000	HKD’000	HKD’000	US$’000
Revenues:
Revenues – excluding interest income	2,495	3,735	-	-	6,230	800
Revenues – interest income	1,475	-	2,734	-	4,209	541
Total revenues	3,970	3,735	2,734	-	10,439	1,341

Expenses:
Compensation and benefits	-	-	-	(12,575)	(12,575)	(1,616)
Commission expense	(133)	(2,176)	-	-	(2,309)	(297)
Advertising and marketing	-	-	-	(3,912)	(3,912)	(503)
Lease expense	-	-		(1,204)	(1,204)	(155)
Legal and professional fee	(1,057)	(727)	(1,877)	(12,691)	(16,352)	(2,101)
Provision for allowance of expected credit losses on loans to customers	(1,881)	-	-	-	(1,881)	(242)
Other general and administrative	(3,527)	(1,766)	(195)	(30)	(5,518)	(709)
Total expenses	(6,598)	(4,669)	(2,072)	(30,412)	(43,751)	(5,623)

Impairment of investment under equity method	-	-	-	(3,900)	(3,900)	(501)
Share of losses of associate	-	-	-	(43)	(43)	(6)

Other income – interest income	262	79	-	648	989	127
Other income	-	-	-	-	-	-
Total other income	262	79	-	648	989	127

Income (loss) before income taxes	(2,366)	(855)	662	(33,707)	(36,266)	(4,662)

Total assets	40,423	7,016	50,363	21,450	119,252	15,322
Total liabilities	(23,137)	(1,647)	(7)	(7,419)	(32,210)	(4,138)

Net assets	17,286	5,369	50,356	14,031	87,042	11,184

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS